INVENTORY (Tables)	12 Months Ended
Dec. 31, 2017
Inventory Tables
Schedule of Inventory	At December 31, 2017, and 2016, our inventory was, as follows:

	December 31,
	2017	2016
Raw materials	$15,000	$—
Work-in-process	—	—
Finished goods	28,200	—
	$43,200	$—